Financial risk management (Tables)	12 Months Ended
Mar. 31, 2023
Statements [Line Items]
Summary of Capital Risk Management Indicator Return on Equity
Sony uses Return on Equity (“ROE”) as an indicator for capital risk management.

	March 31
	2022	2023
ROE*	12.8%	13.0%

*	ROE is calculated using equity attributable to Sony Group Corporation’s stockholders.

Summary of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities
The following table summarizes Sony’s financial liabilities as of March 31, 2022 and 2023.

	Yen in millions
	March 31, 2022
	Carrying amount	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	5+ years
Deposits from customers in the banking business *1	3,004,215	3,004,215	2,886,361	48,676	15,860	3,038	1,186	49,094
Bonds	216,103	218,676	36,976	25,363	40,326	20,303	35,243	60,465
Borrowings	2,670,156	2,687,135	2,053,340	58,767	76,434	115,460	23,813	359,321
Loan commitments	—	33,587	33,587	—	—	—	—	—
Derivative liabilities *2	72,120	72,118	66,017	688	718	753	721	3,221
Guarantee deposits received	39,296	39,296	28,872	345	27	8	8	10,036
Redeemable noncontrolling interests	34,995	37,046	2,435	19,927	9,046	2,381	—	3,257

	Yen in millions
	March 31, 2022
	Carrying amount	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years
Lease liabilities	465,349	511,883	81,421	69,791	59,214	45,063	37,363
		5 years to 6 years	6 years to 7 years	7 years to 8 years	8 years to 9 years	9 years to 10 years	10+ years
		35,841	32,369	30,593	27,864	19,913	72,451

*1	Demand deposits are included in the “Within 1 year” category.

*2	Breakdown of net settlements and gross settlements in the derivative liabilities are presented below.

Yen in millions
March 31, 2022
	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	5+ years
Derivative contracts
—Net settled
Paid	72,118	66,017	688	718	753	721	3,221
Derivative contracts
—Gross settled
Received	—	—	—	—	—	—	—
Paid	—	—	—	—	—	—	—

	Yen in millions
	March 31, 2023
	Carrying amount	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	5+ years
Deposits from customers in the banking business *1	3,306,981	3,316,556	3,171,377	30,215	14,933	1,060	2,410	96,561
Bonds	349,332	354,169	26,039	40,986	110,862	35,591	80,416	60,275
Borrowings	2,988,994	3,025,480	1,998,315	70,690	147,447	270,268	62,571	476,189
Loan commitments	—	35,831	35,831	—	—	—	—	—
Derivative liabilities *2	34,123	33,766	28,886	623	1,041	912	918	1,386
Guarantee deposits received	40,568	40,568	31,085	272	19	58	13	9,121
Redeemable noncontrolling interests	47,326	48,616	—	24,844	10,397	4,572	198	8,605

	Yen in millions
	March 31, 2023
	Carrying amount	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years
Lease liabilities	532,246	593,967	90,244	80,476	68,143	55,189	47,665
		5 years to 6 years	6 years to 7 years	7 years to 8 years	8 years to 9 years	9 years to 10 years	10+ years
		56,603	37,539	34,588	25,798	18,384	79,338

*1	Demand deposits are included in the “Within 1 year” category.

*2	Breakdown of net settlements and gross settlements in the derivative liabilities are presented below.

	Yen in millions
	March 31, 2023
	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	5+ years
Derivative contracts
—Net settled
Paid	32,881	27,820	769	1,076	912	918	1,386
Derivative contracts
—Gross settled
Received	29,092	25,894	156	3,042	—	—	—
Paid	29,977	26,960	10	3,007	—	—	—

Summary of Foreign Exchange Risk Exposures
The net amount of Sony’s exposure to foreign exchange risk mainly includes the following. Foreign exchange risk exposures that are mitigated by the use of derivatives are excluded.

	Yen in millions
	March 31
	2022	2023
U.S. dollar	(6,384)	45,316
Euro	(22,713)	1,459

*	Net exposures resulting in a liability are presented as negative and net exposures resulting in an asset are presented as positive.

Summary of Changes in Loss Allowances
(a)	Changes in the loss allowances
Trade and other receivables, and contract assets including
non-current
other receivables in the Pictures segment

	Yen in millions
	Lifetime expected credit losses
	Fiscal year ended March 31
	2022	2023
Balance at beginning of the fiscal year	30,066	31,341

Changes due to financial assets recognized at beginning of the fiscal year:
— Financial assets that have been derecognized	(935)	(4,568)
New financial assets originated or purchased	5,998	6,401
Write-offs	(9,501)	(6,647)
Changes in models/risk parameters	4,269	(1,409)
Foreign exchange and other movements	1,444	2,416

Balance at end of the fiscal year	31,341	27,534

Debt Securities
	Yen in millions
	12-month expected credit losses *
	Fiscal year ended March 31
	2022	2023
Balance at beginning of the fiscal year	29	53

Changes due to financial assets recognized at beginning of the fiscal year:
— Financial assets that have been derecognized	(6)	(4)
New financial assets originated or purchased	44	13
Changes in models/risk parameters	(14)	(1)
Foreign exchange and other movements	—	—

Balance at end of the fiscal year	53	61

*
For all debt securities, Sony considers that the credit risk has not increased significantly since initial recognition, and therefore the loss allowance is measured at an amount equal to
12-months
of expected credit losses.

Substantially all of the loss allowances for debt securities are for debt securities measured at fair value through other comprehensive income as of March 31, 2022 and 2023.

Loans

	Yen in millions
	12-month expected credit losses	Lifetime expected credit losses	Total
Balance as of April 1, 2021	122	946	1,068
Changes due to financial assets recognized as of April 1, 2021:
— Transfer to lifetime expected credit losses	(1)	1	—
— Transfer to 12-month expected credit losses	103	(103)	—
— Financial assets that have been derecognized	(59)	(97)	(156)
New financial assets originated or purchased	33	17	50
Changes in models/risk parameters	(34)	163	129
Foreign exchange and other movements	—	—	—

Balance as of March 31, 2022	164	927	1,091

Changes due to financial assets recognized as of March 31, 2022:
— Transfer to lifetime expected credit losses	(1)	1	—
— Transfer to 12-month expected credit losses	80	(80)	—
— Financial assets that have been derecognized	(6)	(285)	(291)
New financial assets originated or purchased	51	20	71
Changes in models/risk parameters	25	241	266
Foreign exchange and other movements	—	—	—

Balance as of March 31, 2023	313	824	1,137

Summary of Credit Risk Exposure By Risk Rating Grades
Trade and other receivables, and contract assets including
non-current
other receivables in the Pictures segment

	Yen in millions
	March 31
	2022	2023
Outstanding receivables by overview period of overdue (Gross carrying amount)
Not past due or due within 30 days	1,732,371	1,849,112
Due over 30 to 90 days	52,895	46,332
Due over 90 days	45,269	63,519

Total	1,830,535	1,958,963

	Yen in millions
	March 31
	2022	2023
Debt securities by credit ratings (Gross carrying amount)
AAA	488,275	559,271
AA	2,431,758	2,807,508
A	8,560,523	8,695,883
BBB	12,948	9,625
Other	32,422	6,434

Total	11,525,926	12,078,721

Summary of Gross Carrying Amount For Loans At Amortized Cost Based On Credit Ratings
The following table shows an analysis of the gross carrying amount for loans measured at amortized cost based on credit ratings by debtors in the banking business in the Financial Services segment as of March 31, 2022 and 2023.

	Yen in millions
	March 31, 2022
	Normal*			Other than Normal			Total
	12-month expected credit losses	Lifetime expected credit losses	Sub total	12-month expected credit losses	Lifetime expected credit losses	Sub total
Loans
Housing loans	2,747,406	156	2,747,562	2,532	3,423	5,955	2,753,517
Other	24,522	282	24,804	11	85	96	24,900

Total	2,771,928	438	2,772,366	2,543	3,508	6,051	2,778,417

	Yen in millions
	March 31, 2023
	Normal*			Other than Normal			Total
	12-month expected credit losses	Lifetime expected credit losses	Sub total	12-month expected credit losses	Lifetime expected credit losses	Sub total
Loans
Housing loans	3,124,410	140	3,124,550	2,173	3,350	5,523	3,130,073
Other	16,852	242	17,094	4	74	78	17,172

Total	3,141,262	382	3,141,644	2,177	3,424	5,601	3,147,245

*	Normal is defined as borrowers who have strong results and no particular problems with their financial position.

Summary of Quantitative Information About Financial Instruments That Have Yet to Transition to Alternative Benchmark

The following table contains details of all of the financial instruments that Sony holds at March 31, 2023 which reference USD LIBOR and SOFR and have not yet transitioned to SOFR or an alternative interest rate benchmark:

	Yen in millions
	March 31, 2023
	Carrying Value	Of which have yet to transition to an alternative benchmark interest rate
Debt securities
Financial assets required to be measured at FVOCI	18,529	3,291
Financial assets required to be measured at AC	290,178	223,111
Long-term debt	(159,918)	(159,918)
Derivatives*	35,483	34,375

Total	184,272	100,859

*	Derivatives are presented on a net basis.

Equity price risk [member]
Statements [Line Items]
Summary of Sensitivity Analysis
The table below shows the effects on income before income taxes and other comprehensive income (before considering the tax effects) as of March 31, 2022 and 2023 if market prices of marketable equity instruments (e.g., stocks) had decreased by 10%.

	Yen in millions
	March 31
	2022	2023
Income before income taxes	(11,604)	(11,734)
Other comprehensive income (before considering the tax effects)	(9,871)	(9,800)

Currency risk [member]
Statements [Line Items]
Summary of Sensitivity Analysis

	Yen in millions
	March 31
	2022	2023
U.S. dollar	638	(4,532)
Euro	2,271	(146)